Leases - Schedule of Lease Assets and Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Jan. 01, 2022
Assets:
Operating lease assets	$ 75,696	$ 89,902
Finance lease assets	$ 54	$ 127
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, Plant and Equipment, Net	Property, Plant and Equipment, Net
Total leased assets	$ 75,750	$ 90,029
Current
Operating	17,955	20,297
Finance	$ 31	$ 75
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Accrued Liabilities, Current	Other Accrued Liabilities, Current
Noncurrent
Operating	$ 68,099	$ 78,157
Finance	7	29
Total lease liabilities	$ 86,092	$ 98,558
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent